Goodwill and intangible assets	12 Months Ended
Dec. 31, 2015
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets
12.      Goodwill and intangible assets:

Goodwill: Goodwill identified represents the purchase price in excess of the fair value of the identifiable net assets of the acquired business at the date of acquisition.

The goodwill presented in the accompanying consolidated balance sheets is analyzed as follows:

	Year Ended December 31,
	2015	2014
Balance at beginning of year	$66,031	$66,031
U.S. East Coast business acquisition	-	-
Balance at end of year	$66,031	$66,031

The Company calculated the fair value of the reporting unit using the discounted cash flow method, and determined that the fair value of the reporting unit exceeded its book value including the goodwill. The discounted cash flows calculation is subject to management judgment related to revenue growth, capacity utilization, the weighted average cost of capital (WACC), of approximately 8%, and the future price of marine fuel products. No impairment loss was recorded for any of the periods recorded.

Intangible assets: The Company also has identified finite-lived intangible assets associated with concession agreements acquired with the purchase of the Las Palmas and Panama subsidiaries with remaining weighted-average amortization period of 12.5 years and a non-compete covenant acquired with the Aegean NWE Business with remaining amortization period of 0.8 years. The total remaining weighted-average amortization period of finite-lived intangible assets is 12.0 years as of December 31, 2015. The values recorded have been recognized at the date of the acquisition and are amortized on a straight line basis over their useful life.

On September 25, 2015, the Company ceased its operation in the Portland terminal and wrote-off the intangible asset associated with the concession agreement. The impairment charge on the disposal of $5,308 was calculated as the initial cost less the accumulated amortization. This loss is included under the impairment charge in the consolidated statements of income.

In connection with the acquisition of the U.S. East Coast business, the Company acquired an agreement for the charter-in of a barging vessel, which expired on September 9, 2014. This contract included fixed day rate that was below day rate available as of the acquisition date. After determining the aggregate fair value of this contract as of the acquisition, the Company recorded the respective contract fair value on the consolidated balance sheet under Intangible assets.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		Below Market Acquired Time Charter	Concession Agreements	Non-compete covenant	Total

Cost	December 31, 2014	$1,915	$19,797	$3,365	$25,077
	December 31, 2015	-	12,025	3,365	15,390

Accumulated Amortization	December 31, 2014	(1,915)	(5,199)	(2,456)	(9,570)
	December 31, 2015	-	(3,639)	(2,973)	(6,612)

NBV	December 31, 2014	-	14,598	909	15,507
	December 31, 2015	-	8,386	392	8,778
	2016	-	678	392	1,070
	2017	-	676	-	676
Amortization Schedule	2018	-	676	-	676
	2019	-	676	-	676
	2020	-	678	-	678
	Thereafter	$-	$5,002	$-	$5,002